Basis of Presentation and Accounting Policies (details) $ in Millions	Mar. 13, 2017 USD ($)
Simply Business [Member]
Business Acquisition
Approximate consideration, including the repayment of debt and other obligations at the completion of the transaction, in announced acquisition expected to close in third quarter 2017	$ 490